INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
INCOME TAXES
Operating loss carryforwards, federal	$ 18,645,000
Description of operating loss carryforwards, federal	federal net operating loss carryforwards of approximately $51,128,000 which at the latter date may be carried forward for tax years ending through December 31, 2037